Significant Accounting Policies - Defined Contribution Retirement Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Retirement Plan
Employees service Period	60 days
Matching contribution (as a percent)	4.00%
Contributions due	$ 365,988	$ 377,623